Shareholder Report	12 Months Ended
Oct. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Goldman Sachs Trust II
Entity Central Index Key	0001557156
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2024
C000175541
Shareholder Report [Line Items]
Fund Name	Goldman Sachs GQG Partners International Opportunities Fund
Class Name	Class A
Trading Symbol	GSIHX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs GQG Partners International Opportunities Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Additional Information Phone Number	1-800-526-7384
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A	$127	1.11%

Expenses Paid, Amount	$ 127
Expense Ratio, Percent	1.11%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

International and emerging markets equities generated double-digit gains, as inflation decelerated in the U.S. and Europe and developed markets central banks began cutting interest rates. Strong corporate earnings also bolstered stock prices, especially in the information technology and communication services sectors.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Class A (including sales charges)	MSCI ACWI ex USA Index (Net, Unhedged)
12/16	$9,450	$10,000
10/17	$11,998	$12,469
10/18	$11,649	$11,442
10/19	$14,000	$12,731
10/20	$15,637	$12,399
10/21	$19,366	$16,076
10/22	$15,580	$12,101
10/23	$17,748	$13,561
10/24	$22,715	$16,861

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	Since Inception 12/15/16
Class A excluding sales charges	27.99%	10.15%	11.76%
Class A including sales charges	20.95%	8.91%	10.97%
MSCI ACWI ex USA Index (Net, Unhedged)	24.33%	5.77%	6.85%

Performance Inception Date	Dec. 15, 2016
AssetsNet	$ 48,180,575,966
Holdings Count | Holding	67
Advisory Fees Paid, Amount	$ 294,734,596
InvestmentCompanyPortfolioTurnover	88.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

(as of October 31, 2024)
Total Net Assets	$48,180,575,966
# of Portfolio Holdings	67
Portfolio Turnover Rate	88%
Total Net Advisory Fees Paid	$294,734,596

Holdings [Text Block]

Sector Allocation (%)

Consumer Staples	16.7%
Health Care	16.6%
Financials	14.8%
Energy	12.6%
Information Technology	11.2%
Industrials	8.9%
Utilities	8.6%
Communication Services	4.2%
Materials	2.5%
Other	3.9%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000175542
Shareholder Report [Line Items]
Fund Name	Goldman Sachs GQG Partners International Opportunities Fund
Class Name	Class C
Trading Symbol	GSILX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs GQG Partners International Opportunities Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-526-7384.
Additional Information Phone Number	1-800-526-7384
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C	$212	1.86%

Expenses Paid, Amount	$ 212
Expense Ratio, Percent	1.86%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

International and emerging markets equities generated double-digit gains, as inflation decelerated in the U.S. and Europe and developed markets central banks began cutting interest rates. Strong corporate earnings also bolstered stock prices, especially in the information technology and communication services sectors.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Class C (including sales charges)	MSCI ACWI ex USA Index (Net, Unhedged)
12/16	$9,900	$10,000
10/17	$12,487	$12,469
10/18	$12,041	$11,442
10/19	$14,358	$12,731
10/20	$15,923	$12,399
10/21	$19,557	$16,076
10/22	$15,622	$12,101
10/23	$17,663	$13,561
10/24	$22,434	$16,861

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	Since Inception 12/15/16
Class C excluding sales charges	27.01%	9.32%	10.93%
Class C including sales charges	25.99%	9.32%	10.93%
MSCI ACWI ex USA Index (Net, Unhedged)	24.33%	5.77%	6.85%

Performance Inception Date	Dec. 15, 2016
AssetsNet	$ 48,180,575,966
Holdings Count | Holding	67
Advisory Fees Paid, Amount	$ 294,734,596
InvestmentCompanyPortfolioTurnover	88.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

(as of October 31, 2024)
Total Net Assets	$48,180,575,966
# of Portfolio Holdings	67
Portfolio Turnover Rate	88%
Total Net Advisory Fees Paid	$294,734,596

Holdings [Text Block]

Sector Allocation (%)

Consumer Staples	16.7%
Health Care	16.6%
Financials	14.8%
Energy	12.6%
Information Technology	11.2%
Industrials	8.9%
Utilities	8.6%
Communication Services	4.2%
Materials	2.5%
Other	3.9%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-526-7384
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000201705
Shareholder Report [Line Items]
Fund Name	Goldman Sachs GQG Partners International Opportunities Fund
Class Name	Class P
Trading Symbol	GGIPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs GQG Partners International Opportunities Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
P	$84	0.73%

Expenses Paid, Amount	$ 84
Expense Ratio, Percent	0.73%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

International and emerging markets equities generated double-digit gains, as inflation decelerated in the U.S. and Europe and developed markets central banks began cutting interest rates. Strong corporate earnings also bolstered stock prices, especially in the information technology and communication services sectors.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Class P	MSCI ACWI ex USA Index (Net, Unhedged)
04/18	$10,000	$10,000
10/18	$9,408	$8,887
10/19	$11,346	$9,889
10/20	$12,721	$9,630
10/21	$15,818	$12,487
10/22	$12,777	$9,399
10/23	$14,614	$10,533
10/24	$18,776	$13,096

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	Since Inception 4/16/18
Class P	28.48%	10.59%	10.09%
MSCI ACWI ex USA Index (Net, Unhedged)	24.33%	5.77%	4.20%

Performance Inception Date	Apr. 16, 2018
AssetsNet	$ 48,180,575,966
Holdings Count | Holding	67
Advisory Fees Paid, Amount	$ 294,734,596
InvestmentCompanyPortfolioTurnover	88.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

(as of October 31, 2024)
Total Net Assets	$48,180,575,966
# of Portfolio Holdings	67
Portfolio Turnover Rate	88%
Total Net Advisory Fees Paid	$294,734,596

Holdings [Text Block]

Sector Allocation (%)

Consumer Staples	16.7%
Health Care	16.6%
Financials	14.8%
Energy	12.6%
Information Technology	11.2%
Industrials	8.9%
Utilities	8.6%
Communication Services	4.2%
Materials	2.5%
Other	3.9%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000175545
Shareholder Report [Line Items]
Fund Name	Goldman Sachs GQG Partners International Opportunities Fund
Class Name	Class R
Trading Symbol	GSIQX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs GQG Partners International Opportunities Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R	$156	1.36%

Expenses Paid, Amount	$ 156
Expense Ratio, Percent	1.36%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

International and emerging markets equities generated double-digit gains, as inflation decelerated in the U.S. and Europe and developed markets central banks began cutting interest rates. Strong corporate earnings also bolstered stock prices, especially in the information technology and communication services sectors.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Class R	MSCI ACWI ex USA Index (Net, Unhedged)
12/16	$10,000	$10,000
10/17	$12,665	$12,469
10/18	$12,265	$11,442
10/19	$14,708	$12,731
10/20	$16,378	$12,399
10/21	$20,231	$16,076
10/22	$16,239	$12,101
10/23	$18,452	$13,561
10/24	$23,559	$16,861

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	Since Inception 12/15/16
Class R	27.68%	9.87%	11.48%
MSCI ACWI ex USA Index (Net, Unhedged)	24.33%	5.77%	6.85%

Performance Inception Date	Dec. 15, 2016
AssetsNet	$ 48,180,575,966
Holdings Count | Holding	67
Advisory Fees Paid, Amount	$ 294,734,596
InvestmentCompanyPortfolioTurnover	88.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

(as of October 31, 2024)
Total Net Assets	$48,180,575,966
# of Portfolio Holdings	67
Portfolio Turnover Rate	88%
Total Net Advisory Fees Paid	$294,734,596

Holdings [Text Block]

Sector Allocation (%)

Consumer Staples	16.7%
Health Care	16.6%
Financials	14.8%
Energy	12.6%
Information Technology	11.2%
Industrials	8.9%
Utilities	8.6%
Communication Services	4.2%
Materials	2.5%
Other	3.9%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000175546
Shareholder Report [Line Items]
Fund Name	Goldman Sachs GQG Partners International Opportunities Fund
Class Name	Class R6
Trading Symbol	GSIYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs GQG Partners International Opportunities Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6	$84	0.73%

Expenses Paid, Amount	$ 84
Expense Ratio, Percent	0.73%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

International and emerging markets equities generated double-digit gains, as inflation decelerated in the U.S. and Europe and developed markets central banks began cutting interest rates. Strong corporate earnings also bolstered stock prices, especially in the information technology and communication services sectors.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Class R6	MSCI ACWI ex USA Index (Net, Unhedged)
12/16	$10,000	$10,000
10/17	$12,739	$12,469
10/18	$12,418	$11,442
10/19	$14,983	$12,731
10/20	$16,796	$12,399
10/21	$20,879	$16,076
10/22	$16,865	$12,101
10/23	$19,284	$13,561
10/24	$24,768	$16,861

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	Since Inception 12/15/16
Class R6	28.48%	10.58%	12.20%
MSCI ACWI ex USA Index (Net, Unhedged)	24.33%	5.77%	6.85%

Performance Inception Date	Dec. 15, 2016
AssetsNet	$ 48,180,575,966
Holdings Count | Holding	67
Advisory Fees Paid, Amount	$ 294,734,596
InvestmentCompanyPortfolioTurnover	88.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

(as of October 31, 2024)
Total Net Assets	$48,180,575,966
# of Portfolio Holdings	67
Portfolio Turnover Rate	88%
Total Net Advisory Fees Paid	$294,734,596

Holdings [Text Block]

Sector Allocation (%)

Consumer Staples	16.7%
Health Care	16.6%
Financials	14.8%
Energy	12.6%
Information Technology	11.2%
Industrials	8.9%
Utilities	8.6%
Communication Services	4.2%
Materials	2.5%
Other	3.9%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000175543
Shareholder Report [Line Items]
Fund Name	Goldman Sachs GQG Partners International Opportunities Fund
Class Name	Institutional Class
Trading Symbol	GSIMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs GQG Partners International Opportunities Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$86	0.75%

Expenses Paid, Amount	$ 86
Expense Ratio, Percent	0.75%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

International and emerging markets equities generated double-digit gains, as inflation decelerated in the U.S. and Europe and developed markets central banks began cutting interest rates. Strong corporate earnings also bolstered stock prices, especially in the information technology and communication services sectors.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Institutional Shares	MSCI ACWI ex USA Index (Net, Unhedged)
12/16	$1,000,000	$1,000,000
10/17	$1,273,901	$1,246,900
10/18	$1,241,846	$1,144,155
10/19	$1,498,335	$1,273,102
10/20	$1,679,598	$1,239,874
10/21	$2,087,935	$1,607,620
10/22	$1,686,471	$1,210,056
10/23	$1,928,389	$1,356,110
10/24	$2,476,824	$1,686,051

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	Since Inception 12/15/16
Institutional Shares	28.44%	10.56%	12.19%
MSCI ACWI ex USA Index (Net, Unhedged)	24.33%	5.77%	6.85%

Performance Inception Date	Dec. 15, 2016
AssetsNet	$ 48,180,575,966
Holdings Count | Holding	67
Advisory Fees Paid, Amount	$ 294,734,596
InvestmentCompanyPortfolioTurnover	88.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

(as of October 31, 2024)
Total Net Assets	$48,180,575,966
# of Portfolio Holdings	67
Portfolio Turnover Rate	88%
Total Net Advisory Fees Paid	$294,734,596

Holdings [Text Block]

Sector Allocation (%)

Consumer Staples	16.7%
Health Care	16.6%
Financials	14.8%
Energy	12.6%
Information Technology	11.2%
Industrials	8.9%
Utilities	8.6%
Communication Services	4.2%
Materials	2.5%
Other	3.9%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs
C000175544
Shareholder Report [Line Items]
Fund Name	Goldman Sachs GQG Partners International Opportunities Fund
Class Name	Investor Class
Trading Symbol	GSINX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Goldman Sachs GQG Partners International Opportunities Fund (the "Fund") for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at am.gs.com or dfinview.com/GoldmanSachs. You can also request this information by contacting us at 1-800-621-2550.
Additional Information Phone Number	1-800-621-2550
Expenses [Text Block]

What were the Fund costs for the period?

Based on a hypothetical $10,000 investment.
Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor	$99	0.86%

Expenses Paid, Amount	$ 99
Expense Ratio, Percent	0.86%
Factors Affecting Performance [Text Block]

How did the Fund perform and what affected its performance?

International and emerging markets equities generated double-digit gains, as inflation decelerated in the U.S. and Europe and developed markets central banks began cutting interest rates. Strong corporate earnings also bolstered stock prices, especially in the information technology and communication services sectors.

Performance Past Does Not Indicate Future [Text]	Performance data quoted above represents past performance. Past performance does not guarantee future results.
Line Graph [Table Text Block]
	Investor Shares	MSCI ACWI ex USA Index (Net, Unhedged)
12/16	$10,000	$10,000
10/17	$12,718	$12,469
10/18	$12,382	$11,442
10/19	$14,911	$12,731
10/20	$16,706	$12,399
10/21	$20,730	$16,076
10/22	$16,719	$12,101
10/23	$19,096	$13,561
10/24	$24,506	$16,861

Average Annual Return [Table Text Block]
AATR	1 Year	5 Years	Since Inception 12/15/16
Investor Shares	28.33%	10.43%	12.04%
MSCI ACWI ex USA Index (Net, Unhedged)	24.33%	5.77%	6.85%

Performance Inception Date	Dec. 15, 2016
AssetsNet	$ 48,180,575,966
Holdings Count | Holding	67
Advisory Fees Paid, Amount	$ 294,734,596
InvestmentCompanyPortfolioTurnover	88.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

(as of October 31, 2024)
Total Net Assets	$48,180,575,966
# of Portfolio Holdings	67
Portfolio Turnover Rate	88%
Total Net Advisory Fees Paid	$294,734,596

Holdings [Text Block]

Sector Allocation (%)

Consumer Staples	16.7%
Health Care	16.6%
Financials	14.8%
Energy	12.6%
Information Technology	11.2%
Industrials	8.9%
Utilities	8.6%
Communication Services	4.2%
Materials	2.5%
Other	3.9%

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-621-2550
Updated Prospectus Web Address	dfinview.com/GoldmanSachs